Leases - Schedule of Future Minimum Lease Payments under Non-Cancelable Operating Leases for Current Period (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014
Leases
Future minimum lease payments, Total	¥ 159,714
Future minimum lease payments, Less than 1 year	18,024
Future minimum lease payments, 1 to 2 years	15,863
Future minimum lease payments, 2 to 3 years	14,060
Future minimum lease payments, 3 to 4 years	12,808
Future minimum lease payments, 4 to 5 years	11,806
Future minimum lease payments, More than 5 years	¥ 87,153